RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Note Payable – Related Party

On December 31, 2018, GenResults entered into an unsecured note payable with Jemmett Enterprises, LLC, the Company’s majority stockholder that is controlled by the Company’s Chief Executive Officer, in the original principal amount of $200,000. The note has a maturity date of June 15, 2021, and bears interest at 6% per annum. There was no remaining balance at September 30, 2021. The outstanding principal balance of this loan was $9,787 at December 31, 2020. At September 30, 2021, and December 31, 2020, the Company has recorded accrued interest of $5,079 and $23,934, respectively, with respect to this note payable. The Company has recorded interest expense related to this note of $186 and $3,669 during the three months ended September 30, 2021 and 2020, respectively, and $4,595 and $9,358 during the nine months ended September 30, 2021 and 2020, respectively.

Convertible Note Payable, Accounts Receivable and Revenue – Related Party

On December 23, 2020, the Company issued to a related party a convertible note in the principal amount of $3,000,000 bearing interest at 6% per annum, payable at maturity, with a maturity date of December 31, 2021 and a conversion price of $2.00 per share. The outstanding principal balance of this loan was $3,000,000 at September 30, 2021, and December 31, 2020, respectively. See Note 12 for additional details.

At September 30, 2021, the Company had $48,270 in outstanding accounts receivable from a related party. In addition, during the nine months ended September 30, 2021, the Company generated $305,127 in revenues from the related party.

Note 8 - RELATED PARTY TRANSACTIONS

Note Payable – Related Party

On December 31, 2018, GenResults entered into an unsecured note payable with Jemmett Enterprises, LLC, an entity controlled by the Company’s majority stockholder, in the original principal amount of $200,000. The note had a maturity date of June 30, 2020, and bears an interest rate of 6% per annum. On June 30, 2020, the maturity date of the note was extended to June 15, 2021. The outstanding principal balance of this loan was $59,787 and $109,787 as of December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, the Company has recorded accrued interest of $23,934 and $11,122, respectively, with respect to this note payable. The Company has recorded interest expense of $12,812 and $11,122 during the years ended December 31, 2020 and 2019, respectively.

Convertible Note Payable – Related Party

On December 23, 2020, the Company issued a related party a convertible note in the principal amount of $3,000,000 bearing an interest rate at 6% per annum payable at maturity with a maturity date of December 31, 2021, with a conversion price of $2.00 per share. The outstanding principal balance of this loan was $3,000,000 at December 31, 2020. See Note 12 for additional details.

Sale of Common Stock – Related Party

On September 22, 2020, the Company issued 250,000 shares of common stock to a related party with a fair value of $2.00 per share, for cash proceeds of $500,000.

Agreement with Eventus Consulting, P.C.

On November 8, 2019, the Company entered into a financial consulting agreement with Eventus Consulting, P.C., an Arizona corporation (“Eventus”), of which Neil Reithinger, Chief Financial Officer advisor to the Company, is the sole shareholder, pursuant to which Eventus is to provide financial and accounting consulting services to the Company. In consideration for Eventus’ services, the Company agreed to pay Eventus according to its standard hourly rate structure. The term of the agreement is perpetual unless otherwise terminated upon thirty days’ notice by either Eventus or the Company. For the years ended December 31, 2020 and 2019, Eventus was paid $156,131 and $6,500, respectively, and was owed $15,000 and $4,553, respectively, for accrued and unpaid services under the financial consulting agreement at December 31, 2020 and 2019.

On January 1, 2020, the Company issued Mr. Reithinger options to purchase 720,000 shares of the Company’s common stock at an exercise price of $0.50 per share (See Note 10).

On October 28, 2020, the Company issued Mr. Reithinger 425,000 shares, with a fair value of $0.50 per share, for services rendered.